Basis of Preparation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of Preparation and Presentation of Financial Statements

2.	Basis of Preparation and Presentation of Financial Statements

The Consolidated financial statements were prepared in accordance with international financial reporting standards (“IFRS”), issued by International Accounting Standards Board (“IASB”). All the relevant information applicable to the financial statements, and only them, are being evidenced and correspond to those used by administration in its Management.

The Consolidated financial statements are expressed in thousands of Brazilian Reais (“R$”), unless otherwise stated. For disclosures of amounts in other currencies, the values were also expressed in thousands, unless otherwise stated.

The preparation of the Consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities. The uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods.

Any judgments, estimates and assumptions are reviewed at each reporting period.

The Consolidated financial statements were prepared based on the recoverable historical cost, except of items held at fair value as described in Note 3.2.

The Company prepared Consolidated financial statements under the going concern assumption and disclosed all relevant information in its explanatory notes, in order to clarify and complement the accounting basis adopted.